Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 1.5%
50	AT&T, Inc.	$1,512
4,010	CenturyLink, Inc.	40,220
11	Charter Communications, Inc. - Class A (a)	5,611
1,464	DISH Network Corporation - Class A (a)	50,523
1,174	Live Nation Entertainment, Inc. (a)	52,043
120	Motorola Solutions, Inc.	16,816
100	T-Mobile US, Inc. (a)	10,415
42	Verizon Communications, Inc.	2,316
1,420	ViacomCBS, Inc. - Class B	33,114
		212,570
	Consumer Discretionary - 19.4%
316	Advance Auto Parts, Inc.	45,014
276	Aptiv plc	21,506
14	AutoZone, Inc. (a)	15,794
293	Best Buy Company, Inc.	25,570
4	Booking Holdings, Inc. (a)	6,370
1,725	BorgWarner, Inc.	60,892
306	CarMax, Inc. (a)	27,402
2,128	Carnival Corporation	34,942
16	Chipotle Mexican Grill, Inc. (a)	16,838
65	Comcast Corporation - Class A	2,534
417	D.R. Horton, Inc.	23,123
537	Darden Restaurants, Inc.	40,688
1,192	Discovery, Inc. - Class A (a)	25,151
757	Discovery, Inc. - Class C (a)	14,580
47	Dollar General Corporation	8,954
220	Dollar Tree, Inc. (a)	20,390
68	Domino’s Pizza, Inc.	25,122
436	Expedia Group, Inc.	35,839
2,469	Ford Motor Company	15,012
281	Fox Corporation - Class A	7,536
674	Fox Corporation - Class B	18,090
17,019	Gap, Inc.	214,780
330	Garmin, Ltd.	32,175
404	General Motors Company	10,221
381	Genuine Parts Company	33,132
6,548	H&R Block, Inc.	93,506
8,419	Hanesbrands, Inc.	95,051
572	Hasbro, Inc.	42,871
242	Hilton Worldwide Holdings, Inc.	17,775
8	Home Depot, Inc.	2,004

3,460	Interpublic Group of Companies, Inc.	59,374
4,733	Kohl’s Corporation	98,304
7,041	L Brands, Inc.	105,404
482	Las Vegas Sands Corporation	21,950
2,824	Leggett & Platt, Inc.	99,264
417	Lennar Corporation - Class A	25,695
1,976	LKQ Corporation (a)	51,771
37	Lowe’s Companies, Inc.	5,000
176	Marriott International, Inc. - Class A	15,088
15	McDonald’s Corporation	2,767
2,221	MGM Resorts International	37,313
708	Mohawk Industries, Inc. (a)	72,046
4,493	Newell Brands, Inc.	71,349
1,370	News Corporation - Class A	16,248
4,353	News Corporation - Class B	52,018
36	NIKE, Inc. - Class B	3,530
3,736	Norwegian Cruise Line Holdings, Ltd. (a)	61,382
12	NVR, Inc. (a)	39,105
620	Omnicom Group, Inc.	33,852
32	O’Reilly Automotive, Inc. (a)	13,494
1,390	PulteGroup, Inc.	47,302
2,305	PVH Corporation	110,755
1,507	Ralph Lauren Corporation	109,288
130	Ross Stores, Inc.	11,081
626	Royal Caribbean Cruises, Ltd.	31,488
67	Starbucks Corporation	4,930
6,953	Tapestry, Inc.	92,336
60	Target Corporation	7,196
261	Tiffany & Company	31,826
122	TJX Companies, Inc.	6,168
248	Tractor Supply Company	32,684
139	Ulta Beauty, Inc. (a)	28,275
5,668	Under Armour, Inc. - Class A (a)	55,206
6,788	Under Armour, Inc. - Class C (a)	60,006
336	V.F. Corporation	20,476
15	Walt Disney Company	1,673
434	Whirlpool Corporation	56,216
487	Wynn Resorts, Ltd.	36,276
160	Yum! Brands, Inc.	13,906
		2,674,904
	Consumer Staples - 6.1%
132	Altria Group, Inc.	5,181
466	Archer-Daniels-Midland Company	18,593
518	Brown-Forman Corporation - Class B	32,976
1,074	Campbell Soup Company	53,303
306	Church & Dwight Company, Inc.	23,654
76	Clorox Company	16,672
49	Coca-Cola Company	2,189

89	Colgate-Palmolive Company	6,520
787	Conagra Brands, Inc.	27,679
83	Constellation Brands, Inc. - Class A	14,521
12	Costco Wholesale Corporation	3,639
57,023	Coty, Inc. - Class A	254,893
75	CVS Health Corporation	4,873
49	Estee Lauder Companies, Inc. - Class A	9,245
184	General Mills, Inc.	11,344
164	Hershey Company	21,258
659	Hormel Foods Corporation	31,810
322	J.M. Smucker Company	34,071
398	Kellogg Company	26,292
64	Kimberly-Clark Corporation	9,046
639	Kraft Heinz Company	20,378
492	Kroger Company	16,654
635	Lamb Weston Holdings, Inc.	40,596
117	McCormick & Company, Inc.	20,991
1,478	Molson Coors Beverage Company - Class B	50,784
110	Mondelez International, Inc. - Class A	5,624
231	Monster Beverage Corporation (a)	16,013
20	PepsiCo, Inc.	2,645
49	Philip Morris International, Inc.	3,433
15	Procter & Gamble Company	1,794
269	Sysco Corporation	14,704
353	Tyson Foods, Inc. - Class A	21,078
319	Walgreens Boots Alliance, Inc.	13,522
20	Walmart, Inc.	2,396
		838,371
	Energy - 7.1%
5,624	Apache Corporation	75,924
2,418	Baker Hughes Company	37,213
2,507	Cabot Oil & Gas Corporation	43,070
22	Chevron Corporation	1,963
608	Concho Resources, Inc.	31,312
196	ConocoPhillips	8,236
6,419	Devon Energy Corporation	72,791
1,156	Diamondback Energy, Inc.	48,344
250	EOG Resources, Inc.	12,665
26	Exxon Mobil Corporation	1,163
2,809	Halliburton Company	36,461
626	Hess Corporation	32,433
2,744	HollyFrontier Corporation	80,125
824	Kinder Morgan, Inc.	12,500
11,763	Marathon Oil Corporation	71,989
462	Marathon Petroleum Corporation	17,270
6,358	National Oilwell Varco, Inc.	77,885
7,986	Noble Energy, Inc.	71,555
1,307	Occidental Petroleum Corporation	23,918

837	ONEOK, Inc.	27,805
154	Phillips 66	11,073
253	Pioneer Natural Resources Company	24,718
803	Schlumberger, Ltd.	14,767
15,141	TechnipFMC plc	103,564
243	Valero Energy Corporation	14,293
998	Williams Companies, Inc.	18,982
		972,019
	Financials - 12.8%
418	Aflac, Inc.	15,060
140	Allstate Corporation	13,579
63	American Express Company	5,998
428	American International Group, Inc.	13,345
153	Ameriprise Financial, Inc.	22,956
53	Aon plc	10,208
234	Arthur J. Gallagher & Company	22,813
589	Assurant, Inc.	60,838
65	Bank of America Corporation	1,544
301	Bank of New York Mellon Corporation	11,634
3	Berkshire Hathaway, Inc. - Class B (a)	535
9	BlackRock, Inc.	4,897
177	Capital One Financial Corporation	11,078
368	Cboe Global Markets, Inc.	34,327
263	Charles Schwab Corporation	8,874
55	Chubb, Ltd.	6,964
716	Cincinnati Financial Corporation	45,845
46	Citigroup, Inc.	2,351
1,415	Citizens Financial Group, Inc.	35,715
37	CME Group, Inc.	6,014
1,890	Comerica, Inc.	72,009
468	Discover Financial Services	23,442
801	E*TRADE Financial Corporation	39,834
213	Everest Re Group, Ltd.	43,921
1,306	Fifth Third Bancorp	25,180
206	First Republic Bank	21,834
3,047	Franklin Resources, Inc.	63,896
713	Globe Life, Inc.	52,926
32	Goldman Sachs Group, Inc.	6,324
701	Hartford Financial Services Group, Inc.	27,024
4,061	Huntington Bancshares, Inc.	36,691
85	Intercontinental Exchange, Inc.	7,786
10,004	Invesco, Ltd.	107,643
5	JPMorgan Chase & Company	470
2,361	KeyCorp	28,757
1,259	Lincoln National Corporation	46,319
1,525	Loews Corporation	52,292
264	M&T Bank Corporation	27,448
44	MarketAxess Holdings, Inc.	22,040

72	Marsh & McLennan Companies, Inc.	7,731
372	MetLife, Inc.	13,585
35	Moody’s Corporation	9,616
157	Morgan Stanley	7,583
46	MSCI, Inc.	15,356
264	Nasdaq, Inc.	31,540
262	Northern Trust Corporation	20,787
6,368	People’s United Financial, Inc.	73,678
77	PNC Financial Services Group, Inc.	8,101
901	Principal Financial Group, Inc.	37,428
117	Progressive Corporation	9,373
255	Prudential Financial, Inc.	15,529
641	Raymond James Financial, Inc.	44,120
2,970	Regions Financial Corporation	33,026
17	S&P Global, Inc.	5,601
284	State Street Corporation	18,048
180	SVB Financial Group (a)	38,795
1,327	Synchrony Financial	29,406
121	T. Rowe Price Group, Inc.	14,943
125	Travelers Companies, Inc.	14,256
192	Truist Financial Corporation	7,210
6,782	Unum Group	112,513
209	U.S. Bancorp	7,695
138	Wells Fargo & Company	3,533
90	Willis Towers Watson plc	17,725
877	W.R. Berkley Corporation	50,243
2,019	Zions Bancorporation NA	68,646
		1,756,478
	Health Care - 8.5%
29	Abbott Laboratories	2,651
29	AbbVie, Inc.	2,847
153	ABIOMED, Inc. (a)	36,959
176	Agilent Technologies, Inc.	15,553
153	Alexion Pharmaceuticals, Inc. (a)	17,173
89	Align Technology, Inc. (a)	24,425
301	AmerisourceBergen Corporation	30,332
14	Amgen, Inc.	3,302
23	Anthem, Inc.	6,049
112	Baxter International, Inc.	9,643
26	Becton Dickinson and Company	6,221
32	Biogen, Inc. (a)	8,562
93	Bio-Rad Laboratories, Inc. (a)	41,989
231	Boston Scientific Corporation (a)	8,110
65	Bristol-Myers Squibb Company	3,822
493	Cardinal Health, Inc.	25,730
181	Centene Corporation (a)	11,503
295	Cerner Corporation	20,222
30	Cigna Corporation	5,629

98	Cooper Companies, Inc.	27,797
22	Danaher Corporation	3,890
771	DaVita, Inc. (a)	61,017
976	DENTSPLY SIRONA, Inc.	43,003
32	DexCom, Inc. (a)	12,973
141	Edwards Lifesciences Corporation (a)	9,745
24	Eli Lilly & Company	3,940
60	Gilead Sciences, Inc.	4,616
151	HCA Healthcare, Inc.	14,656
879	Henry Schein, Inc. (a)	51,325
620	Hologic, Inc. (a)	35,340
21	Humana, Inc.	8,143
52	IDEXX Laboratories, Inc. (a)	17,168
23	Illumina, Inc. (a)	8,518
263	Incyte Corporation (a)	27,344
11	Intuitive Surgical, Inc. (a)	6,268
118	IQVIA Holdings, Inc. (a)	16,742
9	Johnson & Johnson	1,266
147	Laboratory Corporation of America Holdings (a)	24,418
113	McKesson Corporation	17,336
36	Medtronic plc	3,301
26	Merck & Company, Inc.	2,011
29	Mettler-Toledo International, Inc. (a)	23,361
3,064	Mylan NV (a)	49,269
383	PerkinElmer, Inc.	37,568
1,114	Perrigo Company plc	61,571
69	Pfizer, Inc.	2,256
246	Quest Diagnostics, Inc.	28,034
12	Regeneron Pharmaceuticals, Inc. (a)	7,484
107	ResMed, Inc.	20,544
206	STERIS plc	31,609
35	Stryker Corporation	6,307
70	Teleflex, Inc.	25,479
10	Thermo Fisher Scientific, Inc.	3,623
5	UnitedHealth Group, Inc.	1,475
567	Universal Health Services, Inc. - Class B	52,669
333	Varian Medical Systems, Inc. (a)	40,799
22	Vertex Pharmaceuticals, Inc. (a)	6,387
184	Waters Corporation (a)	33,194
136	West Pharmaceutical Services, Inc.	30,895
124	Zimmer Biomet Holdings, Inc.	14,801
47	Zoetis, Inc.	6,441
		1,165,305
	Industrials - 15.5%
29	3M Company	4,524
1,352	A.O. Smith Corporation	63,706
2,219	Alaska Air Group, Inc.	80,461
416	Allegion plc	42,524

3,816	American Airlines Group, Inc.	49,875
228	AMETEK, Inc.	20,376
21	Boeing Company	3,849
495	C.H. Robinson Worldwide, Inc.	39,135
1,063	Carrier Global Corporation	23,620
52	Caterpillar, Inc.	6,578
67	Cintas Corporation	17,846
269	Copart, Inc. (a)	22,400
109	CSX Corporation	7,602
98	Cummins, Inc.	16,979
54	Deere & Company	8,486
766	Delta Air Lines, Inc.	21,486
300	Dover Corporation	28,968
136	Eaton Corporation plc	11,897
176	Emerson Electric Company	10,917
118	Equifax, Inc.	20,282
447	Expeditors International of Washington, Inc.	33,990
438	Fastenal Company	18,764
95	FedEx Corporation	13,321
3,945	Flowserve Corporation	112,511
335	Fortive Corporation	22,666
845	Fortune Brands Home & Security, Inc.	54,021
78	General Dynamics Corporation	11,658
875	General Electric Company	5,976
25	Honeywell International, Inc.	3,615
5,351	Howmet Aerospace, Inc.	84,813
299	Huntington Ingalls Industries, Inc.	52,172
229	IDEX Corporation	36,191
207	IHS Markit, Ltd.	15,629
51	Illinois Tool Works, Inc.	8,917
1,194	Ingersoll Rand, Inc. (a)	33,575
366	J.B. Hunt Transport Services, Inc.	44,044
478	Jacobs Engineering Group, Inc.	40,534
456	Johnson Controls International plc	15,568
195	Kansas City Southern	29,111
50	L3Harris Technologies, Inc.	8,483
11	Lockheed Martin Corporation	4,014
728	Masco Corporation	36,553
4,939	Nielsen Holdings plc	73,394
49	Norfolk Southern Corporation	8,603
26	Northrop Grumman Corporation	7,993
171	Old Dominion Freight Line, Inc.	29,000
314	Otis Worldwide Corporation	17,854
217	PACCAR, Inc.	16,242
97	Parker-Hannifin Corporation	17,777
1,727	Pentair plc	65,609
2,130	Quanta Services, Inc.	83,560
64	Raytheon Technologies Corporation	3,944

287	Republic Services, Inc.	23,548
1,335	Robert Half International, Inc.	70,528
80	Rockwell Automation, Inc.	17,040
1,665	Rollins, Inc.	70,579
25	Roper Technologies, Inc.	9,707
410	Snap-on, Inc.	56,789
583	Southwest Airlines Company	19,927
155	Stanley Black & Decker, Inc.	21,604
99	Teledyne Technologies, Inc. (a)	30,784
1,513	Textron, Inc.	49,793
195	Trane Technologies plc	17,351
38	TransDigm Group, Inc.	16,798
25	Union Pacific Corporation	4,227
1,013	United Airlines Holdings, Inc. (a)	35,060
55	United Parcel Service, Inc. - Class B	6,115
272	United Rentals, Inc. (a)	40,539
94	Verisk Analytics, Inc.	15,999
101	W.W. Grainger, Inc.	31,730
96	Waste Management, Inc.	10,168
601	Westinghouse Air Brake Technologies Corporation	34,600
543	Xylem, Inc.	35,273
		2,129,772
	Information Technology - 11.5%
16	Accenture plc - Class A	3,435
102	Activision Blizzard, Inc.	7,742
6	Adobe, Inc. (a)	2,612
120	Advanced Micro Devices, Inc. (a)	6,313
246	Akamai Technologies, Inc. (a)	26,344
151	Amphenol Corporation- Class A	14,467
78	Analog Devices, Inc.	9,566
64	ANSYS, Inc. (a)	18,671
1	Apple, Inc.	365
137	Applied Materials, Inc.	8,282
151	Arista Networks, Inc. (a)	31,715
38	Autodesk, Inc. (a)	9,089
46	Automatic Data Processing, Inc.	6,849
11	Broadcom, Inc.	3,472
237	Broadridge Financial Solutions, Inc.	29,907
181	Cadence Design Systems, Inc. (a)	17,369
217	CDW Corporation	25,211
47	Cisco Systems, Inc.	2,192
175	Citrix Systems, Inc.	25,884
248	Cognizant Technology Solutions Corporation - Class A	14,091
729	Corning, Inc.	18,881
5,992	DXC Technology Company	98,868
268	eBay, Inc.	14,057
93	Electronic Arts, Inc. (a)	12,281
336	F5 Networks, Inc. (a)	46,865

4	Facebook, Inc. - Class A (a)	908
35	Fidelity National Information Services, Inc.	4,693
71	Fiserv, Inc. (a)	6,931
72	FleetCor Technologies, Inc. (a)	18,110
1,807	FLIR Systems, Inc.	73,310
177	Fortinet, Inc. (a)	24,297
320	Gartner, Inc. (a)	38,826
42	Global Payments, Inc.	7,124
3,041	Hewlett Packard Enterprise Company	29,589
1,075	HP, Inc.	18,737
31	Intel Corporation	1,855
31	International Business Machines Corporation	3,744
20	Intuit, Inc.	5,924
465	IPG Photonics Corporation (a)	74,581
177	Jack Henry & Associates, Inc.	32,573
2,128	Juniper Networks, Inc.	48,646
235	Keysight Technologies, Inc. (a)	23,683
76	KLA Corporation	14,780
35	Lam Research Corporation	11,321
308	Leidos Holdings, Inc.	28,850
6	Mastercard, Inc. - Class A	1,774
462	Maxim Integrated Products, Inc.	28,002
165	Microchip Technology, Inc.	17,376
153	Micron Technology, Inc. (a)	7,883
1	Microsoft Corporation	204
1,009	NetApp, Inc.	44,769
5	Netflix, Inc. (a)	2,275
1,885	NortonLifeLock, Inc.	37,380
5	NVIDIA Corporation	1,900
72	Oracle Corporation	3,979
232	Paychex, Inc.	17,574
91	Paycom Software, Inc. (a)	28,185
14	PayPal Holdings, Inc. (a)	2,439
296	Qorvo, Inc. (a)	32,717
50	QUALCOMM, Inc.	4,561

16	salesforce.com, Inc. (a)	2,997
696	Seagate Technology plc	33,693
15	ServiceNow, Inc. (a)	6,076
150	Skyworks Solutions, Inc.	19,179
83	Synopsys, Inc. (a)	16,185
197	Take-Two Interactive Software, Inc. (a)	27,495
198	TE Connectivity, Ltd.	16,147
29	Texas Instruments, Inc.	3,682
460	Twitter, Inc. (a)	13,703
86	Tyler Technologies, Inc. (a)	29,832
95	VeriSign, Inc. (a)	19,649
6	Visa, Inc. - Class A	1,159
728	Western Digital Corporation	32,141
1,926	Western Union Company	41,640
7,552	Xerox Holdings Corporation	115,470
201	Xilinx, Inc.	19,776
114	Zebra Technologies Corporation - Class A (a)	29,178
		1,582,030
	Materials - 6.4%
33	Air Products & Chemicals, Inc.	7,968
633	Albemarle Corporation	48,874
2,656	Amcor plc	27,118
375	Avery Dennison Corporation	42,784
264	Ball Corporation	18,345
434	Celanese Corporation	37,472
2,178	CF Industries Holdings, Inc.	61,289
709	Corteva, Inc.	18,994
301	Dow, Inc.	12,269
202	DuPont de Nemours, Inc.	10,732
611	Eastman Chemical Company	42,550
39	Ecolab, Inc.	7,759
328	FMC Corporation	32,675
2,512	Freeport-McMoRan, Inc.	29,064
234	International Flavors & Fragrances, Inc.	28,656
840	International Paper Company	29,576
20	Linde plc	4,242
353	LyondellBasell Industries NV - Class A	23,199
167	Martin Marietta Materials, Inc.	34,497
6,545	Mosaic Company	81,878
163	Newmont Corporation	10,064
787	Nucor Corporation	32,590
434	Packaging Corporation of America	43,313
154	PPG Industries, Inc.	16,333
2,765	Sealed Air Corporation	90,830
17	Sherwin-Williams Company	9,823
239	Vulcan Materials Company	27,688
1,951	WestRock Company	55,135
		885,717

	Real Estate - 6.6%
126	Alexandria Real Estate Equities, Inc.	20,444
14	American Tower Corporation	3,619
1,739	Apartment Investment & Management Company - Class A	65,456
107	AvalonBay Communities, Inc.	16,547
299	Boston Properties, Inc.	27,024
531	CBRE Group, Inc. - Class A (a)	24,012
36	Crown Castle International Corporation	6,024
81	Digital Realty Trust, Inc.	11,511
873	Duke Realty Corporation	30,895
10	Equinix, Inc.	7,023
283	Equity Residential	16,646
99	Essex Property Trust, Inc.	22,688
333	Extra Space Storage, Inc.	30,759
708	Federal Realty Investment Trust	60,329
987	Healthpeak Properties, Inc.	27,202
3,573	Host Hotels & Resorts, Inc.	38,553
1,802	Iron Mountain, Inc.	47,032
4,915	Kimco Realty Corporation	63,108
248	Mid-America Apartment Communities, Inc.	28,438
61	Prologis, Inc.	5,693
69	Public Storage	13,240
320	Realty Income Corporation	19,040
1,035	Regency Centers Corporation	47,496
41	SBA Communications Corporation	12,215
228	Simon Property Group, Inc.	15,591
1,930	SL Green Realty Corporation	95,130
893	UDR, Inc.	33,380
695	Ventas, Inc.	25,451
1,573	Vornado Realty Trust	60,104
316	Welltower, Inc.	16,353
1,139	Weyerhaeuser Company	25,582
		916,585
	Utilities - 4.4%
3,771	AES Corporation	54,642
684	Alliant Energy Corporation	32,723
317	Ameren Corporation	22,304
121	American Electric Power Company, Inc.	9,636
138	American Water Works Company, Inc.	17,755
326	Atmos Energy Corporation	32,463
2,281	CenterPoint Energy, Inc.	42,586
414	CMS Energy Corporation	24,186
212	Consolidated Edison, Inc.	15,249
69	Dominion Energy, Inc.	5,601
189	DTE Energy Company	20,317
73	Duke Energy Corporation	5,832
321	Edison International	17,434
216	Entergy Corporation	20,263

492	Evergy, Inc.	29,171
168	Eversource Energy	13,989
287	Exelon Corporation	10,415
455	FirstEnergy Corporation	17,645
15	NextEra Energy, Inc.	3,603
1,943	NiSource, Inc.	44,184
1,454	NRG Energy, Inc.	47,342
626	Pinnacle West Capital Corporation	45,880
716	PPL Corporation	18,501
322	Public Service Enterprise Group, Inc.	15,830
89	Sempra Energy	10,433
121	Southern Company	6,274
156	WEC Energy Group, Inc.	13,673
189	Xcel Energy, Inc.	11,813
		609,744
	TOTAL COMMON STOCKS (Cost $15,662,388)	13,743,495

	SHORT-TERM INVESTMENTS - 0.1%
9,990	First American Government Obligations Fund, Class X, 0.09% *	9,990
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,990)	9,990
	TOTAL INVESTMENTS - 99.9% (Cost $15,672,378)	13,753,485
	Other Assets in Excess of Liabilities - 0.1%	15,279
	NET ASSETS - 100.0%	$13,768,764

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2020.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Reverse Cap Weighted U.S. Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,743,495	$-	$-	$13,743,495
Short-Term Investments	9,990	-	-	9,990
Total Investments in Securities	$13,753,485	$-	$-	$13,753,485

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.